Right-of-Use Assets and Lease liabilities - Additional information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right of Use Assets
Binding period (in years)	10 years
Repayment of lease liability		€ 2,686	€ 1,152	€ 283
Monaco and Taiwan
Right of Use Assets
Initial term of lease		5 years
Vejle
Right of Use Assets
Initial term of lease		3 years